Schedule of Property, Plant and Equipment (Details) - CAD	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	CAD 16,262,932
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	9,608,770
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	6,654,162
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	1,950,446
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	1,307,391
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	643,055
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	286,252
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	158,665
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	127,587
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	1,367
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	494
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	791,902
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17	349,363
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18	442,539
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19	688,314
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20	613,570
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21	74,744
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22	2,339,906
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23	2,119,341
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24	220,565
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25	22,755,226
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26	14,158,467
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27	CAD 8,596,759
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1		CAD 16,309,134
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2		9,234,551
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3		7,074,583
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4		1,950,446
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5		1,273,546
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6		676,900
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7		286,252
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8		126,751
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9		159,501
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10		433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11		0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12		433,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13		1,861
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14		1,324
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15		537
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16		695,182
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 17		291,317
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 18		403,865
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 19		687,260
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 20		594,929
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 21		92,331
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 22		2,324,461
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 23		2,066,545
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 24		257,916
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 25		22,688,209
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 26		13,588,963
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 27		CAD 9,099,246